THRIVENT FINANCIAL FOR LUTHERANS
625 Fourth Avenue South
Minneapolis, MN 55415

July 12, 2007

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:     Thrivent Variable Annuity Account I
            1933 Act File No. 333-89488
            1940 Act File No. 811-21111

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectus that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-4 would not have differed from that contained in said registration statement, which was filed electronically on July 9, 2007.

Please direct any comments or questions concerning this certificate to me at (612) 340-7215.

Very truly yours,

/s/ James M. Odland
James M. Odland
Vice President